Expense Example - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA	Sep. 30, 2025 USD ($)
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 310
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	992
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	1,385
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	933
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	797
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	479
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	151
Expense Example, with Redemption, 10 Years	342
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	151
Expense Example, with Redemption, 10 Years	$ 342